Note 4 - Loans - Expected Credit Loss Sensitivity (Details) - Loans [member] - CAD ($) $ in Thousands	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 1,455	$ 1,453	$ 1,832
Upside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	898
Variance from reported ECL	$ (557)
Variance from reported ECL (%)	(38.00%)
Baseline, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 1,193
Variance from reported ECL	$ (262)
Variance from reported ECL (%)	(18.00%)
Downside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 1,675
Variance from reported ECL	$ 220
Variance from reported ECL (%)	15.00%